SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Finite-Lived Intangible Assets [Line Items]
Foreign currency exchange rate	3.519	3.110
Severance rate of employees monthly salary	8.33%
Convertible preferred stock outstanding and conversion to convertible promissory notes payable	49,824,701	1,586,926
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful life	7 years